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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786

		 Pioneer Balanced VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER BALANCED VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Balanced VCT Portfolio

   Portfolio and Performance Update                                            2

   Portfolio Management Discussion                                             3

   Schedule of Investments                                                     4

   Financial Statements                                                       11

   Notes to Financial Statements                                              15

PIONEER BALANCED VCT PORTFOLIO                  PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                      62.3%
U.S. Government Agency Obligations      15.0%
Corporate Bonds                         22.3%
Foreign Government Bonds                 0.4%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of long-term holdings)

Consumer Staples                        17.0%
Government                              15.4%
Financials                              13.0%
Consumer Discretionary                  12.3%
Health Care                              9.3%
Industrials                              9.3%
Energy                                   8.6%
Information Technology                   8.5%
Materials                                4.6%
Utilities                                1.1%
Telecommunication Services               0.9%

FIVE LARGEST HOLDINGS
(As a percentage of long-term holdings)

   1. Federal Home Loan Mortgage Corp., 6.0%, 1/1/33             5.03%
   2. Pfizer, Inc.                                               3.78
   3. Family Dollar Stores, Inc.                                 3.15
   4. Berkshire Hathaway, Inc. (Class B)                         3.14
   5. Anheuser-Bush Co., Inc.                                    2.96

Holdings will vary for other periods. They exclude money market instruments.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                          6/30/03        5/1/03
Net Asset Value per Share                                 $ 13.24        $ 12.67

DISTRIBUTIONS PER SHARE                         SHORT-TERM        LONG-TERM
(5/1/03 - 6/30/03)               DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                                 $ 0.060        $  -              $  -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER BALANCED VCT PORTFOLIO at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index and the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

             PIONEER BALANCED VCT PORTFOLIO    LEHMAN BROTHERS AGGREGATE BOND INDEX+    S&P 500 INDEX     RUSSELL 3000 INDEX+
 3/31/1995                         $ 10,000                                 $ 10,000         $ 10,000                $ 10,000
                                   $ 11,825                                 $ 11,279         $ 12,533                $ 12,550
                                   $ 13,412                                 $ 11,688         $ 15,406                $ 15,288
12/31/1997                         $ 15,535                                 $ 12,816         $ 20,543                $ 20,147
                                   $ 15,474                                 $ 13,930         $ 26,417                $ 25,011
12/31/1999                         $ 15,825                                 $ 13,815         $ 31,974                $ 30,238
                                   $ 16,647                                 $ 15,421         $ 29,068                $ 27,983
12/31/2001                         $ 16,230                                 $ 16,724         $ 25,623                $ 24,776
                                   $ 14,527                                 $ 18,439         $ 19,961                $ 19,439
 6/30/2003                         $ 16,150                                 $ 19,163         $ 22,307                $ 21,909

+ Index comparison begins 2/28/95. The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Pioneer believes that the S&P 500 Index is more representative of the issues in the Portfolio than the Russell 3000 Index and will not provide the Russell 3000 Index in the future. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

AVERAGE ANNUAL TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                           6.17%
5 Years                                 0.13%
1 Year                                  7.05%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on May 1, 2003 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER BALANCED VCT PORTFOLIO                  PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

Both the equity and fixed-income portions of Pioneer Balanced VCT Portfolio delivered strong results. In the following interview, Timothy Mulrenan, who is responsible for the equity portion of the portfolio, and Richard Schlanger, who oversees the fixed-income portfolio, discuss the markets and their investment strategies during the past six months.

Q: HOW DID PIONEER BALANCED VCT PORTFOLIO PERFORM DURING THE SIX-MONTH PERIOD?

A: The Portfolio performed very well. For the six months ended June 30, 2003, Class II shares of Pioneer Balanced VCT Portfolio had a total return of 11.17% at net asset value.

Q: HOW WOULD YOU DESCRIBE THE INVESTMENT ENVIRONMENT?

A: After it became apparent in early March that the significant fighting in Iraq would end quickly, market sentiment improved rapidly and investors became willing to allocate funds to riskier sectors in virtually all asset classes in pursuit of greater returns. Optimism rose because of military success in Iraq and the anticipation that the economy would begin to rebound because of the effects of both new tax cuts and the Federal Reserve Board's policies to cut short-term interest rates to stimulate growth.

   In the equity markets, performance was led by stocks from those industries that had been in the most disfavor during the previous three years, including technology, biotechnology, and Internet stocks, as well as small-cap stocks in general.

   In the fixed-income markets, interest rates fell across the spectrum of maturities, with longer-maturity securities posting the strongest total returns. Corporate bonds, especially lower-rated bonds, outperformed government securities as investors anticipated improving credit quality in an economic revival.

Q: WHAT WERE YOUR PRINCIPAL FIXED-INCOME STRATEGIES?

A: We pared back our smaller positions and added to our positions of those securities in which we had the greatest confidence. During a period when many new corporate bonds were issued, we took advantage of this supply and sold some of our shorter-term corporate securities while selectively adding longer-maturity corporates, especially when we saw strong relative values. Within our corporate holdings, we lightened our exposure to banks because we were concerned that the profit margins from their traditional lending business were likely to shrink as the difference between long-term and short-term rates narrowed. We continued to underweight government securities due to supply considerations and an expanding deficit. We reduced our holdings of mortgage-backed securities because of our concerns about prepayment risk, as homeowners refinanced their mortgages.

   The average credit quality of the Portfolio was rated A and the effective duration of the portfolio was 4.26 years, compared with 3.42 years on December 31, 2002. (Ratings apply to underlying securities, not Portfolio shares.)

Q: WHAT WERE YOUR PRINCIPAL EQUITY STRATEGIES?

A: In general, we focused on large-cap, better quality, stable-growth companies, while reducing our exposure to financial stocks and technology stocks because of our concern about the risks in those sectors. We completely avoided the telecommunications and utility industries.

   Progressive Corp., the well-known automobile insurance company, was the single best-performing stock during the six months. Progressive has increased its market share by competing successfully in all three distribution channels for automobile insurance - agents, direct sales and the Internet.

   Defense contractor Northrop Grumman was the Portfolio's weakest performer over the six months with a decline of 10%. The rising federal deficit is causing some concern that future defense spending may be curtailed. However, as long as the threat of domestic terrorism continues and global geopolitical risks remain high we believe that public support for defense spending will also remain high.

Q: WHAT IS YOUR OUTLOOK FOR FIXED-INCOME INVESTMENTS?

A: We think the economy will grow, but at a slower pace than in many past recoveries, in part because energy prices remain high. We estimate the national gross domestic product (GDP) will grow at an annualized rate of less than 4% during the second half of 2003. Because of high unemployment and unused industrial capacity, it is possible that the Federal Reserve may lower rates again. However, we believe the Fed is unlikely to raise rates before the second half of 2004.

   With this outlook, we think corporate bonds and mortgages are likely to outperform government securities in the coming months. Longer term, we are concerned about the effects of rising federal deficits and the corporate profit outlook, particularly if revenue-strapped states start raising corporate taxes, which could limit business investment.

Q: WHAT IS YOUR OUTLOOK FOR EQUITY INVESTMENTS?

A: After the strong rally of the first six months of 2003, we think the market may pause and stock prices may remain within a trading range. Many stock prices currently are based on very optimistic expectations for corporate profit growth. Thus far, much of the gains in corporate profitability have been derived from cost cuts rather than revenue gains. We believe that in order for stock prices to go higher, we will need more evidence of a sustained economic recovery than we have seen.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER BALANCED VCT PORTFOLIO                  PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

      SHARES                                                                                    VALUE
                             COMMON STOCKS - 62.3%
                             ENERGY - 6.4%
                             INTEGRATED OIL & GAS - 0.8%
       8,600                 Exxon Mobil Corp.                                           $    308,826
                                                                                         ------------

                             OIL & GAS DRILLING - 4.0%
       9,000                 Encana Corp.                                                $    345,330
      28,100                 ENSCO International, Inc.                                        755,890
      25,800                 Varco International Inc.*                                        505,680
                                                                                         ------------
                                                                                         $  1,606,900
                                                                                         ------------

                             OIL & GAS EXPLRATION & PRODUCTION - 1.6%
      11,692                 Devon Energy Corp.                                          $    624,353
                                                                                         ------------
                             TOTAL ENERGY                                                $  2,540,079
                                                                                         ------------

                             MATERIALS - 2.9%
                             PRECIOUS METALS & MINERALS - 2.9%
      35,000                 Newmont Mining Corp.                                        $  1,136,100
                                                                                         ------------
                             TOTAL MATERIALS                                             $  1,136,100
                                                                                         ------------

                             CAPITAL GOODS - 3.2%
                             AEROSPACE & DEFENSE - 2.6%
      11,800                 Northrop Grumman Corp.                                      $  1,018,222
                                                                                         ------------

                             ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
      10,800                 Molex, Inc.                                                 $    250,333
                                                                                         ------------
                             TOTAL CAPITAL GOODS                                         $  1,268,555
                                                                                         ------------

                             COMMERCIAL SERVICES & SUPPLIES - 0.5%
                             DIVERSIFIED COMMERCIAL SERVICES - 0.5%
       5,000                 Cintas Corp.                                                $    177,200
                                                                                         ------------
                             TOTAL COMMERCIAL SERVICES & SUPPLIES                        $    177,200
                                                                                         ------------

                             TRANSPORTATION - 1.0%
                             TRUCKING - 1.0%
       6,000                 United Parcel Service                                       $    382,200
                                                                                         ------------
                             TOTAL TRANSPORTATION                                        $    382,200
                                                                                         ------------

                             CONSUMER DURABLES & APPAREL - 0.5%
                             LEISURE PRODUCTS - 0.5%
       5,100                 Harley -Davidson, Inc.                                      $    203,286
                                                                                         ------------
                             TOTAL CONSUMER DURABLES & APPAREL                           $    203,286
                                                                                         ------------

                             MEDIA - 2.0%
                             BROADCASTING & CABLE TV - 0.7%
       9,300                 Comcast Corp. (Special)*                                    $    268,119
                                                                                         ------------

                             MOVIES & ENTERTAINMENT - 0.9%
       8,140                 Viacom, Inc. (Class B Non-voting)*                          $    355,392
                                                                                         ------------

                             PUBLISHING - 0.4%
       3,000                 McGraw-Hill Co., Inc.                                       $    186,000
                                                                                         ------------
                             TOTAL MEDIA                                                 $    809,511
                                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

      SHARES                                                                                    VALUE
                             RETAILING - 3.2%
                             GENERAL MERCHANDISE STORES - 3.2%
      32,900                 Family Dollar Stores, Inc.                                  $  1,255,135
                                                                                         ------------
                             TOTAL RETAILING                                             $  1,255,135
                                                                                         ------------

                             FOOD & DRUG RETAILING - 6.6%
                             DRUG RETAIL - 0.6%
       8,000                 CVS Corp.                                                   $    224,240
                                                                                         ------------

                             FOOD DISTRIBUTORS - 1.9%
      12,000                 Cardinal Health, Inc.                                       $    771,600
                                                                                         ------------

                             FOOD RETAIL - 2.8%
      19,600                 Wm. Wrigley Jr. Co.                                         $  1,102,108
                                                                                         ------------

                             HYPERMARKETS & SUPERCENTERS - 1.3%
      10,000                 Wal-Mart Stores, Inc.                                       $    536,700
                                                                                         ------------
                             TOTAL FOOD & DRUG RETAILING                                 $  2,634,648
                                                                                         ------------

                             FOOD, BEVERAGE & TOBACCO - 5.0%
                             DISTILLERS & VINTNERS - 3.0%
      23,100                 Anheuser-Busch Companies, Inc.                              $  1,179,255
                                                                                         ------------

                             SOFT DRINKS - 2.0%
      12,300                 The Coca-Cola Co.                                           $    570,843
       5,600                 PepsiCo, Inc.                                                    249,200
                                                                                         ------------
                                                                                         $    820,043
                                                                                         ------------
                             TOTAL FOOD, BEVERAGE & TOBACCO                              $  1,999,298
                                                                                         ------------

                             HOUSEHOLD & PERSONAL PRODUCTS - 6.4%
                             HOUSEHOLD PRODUCTS - 1.6%
      19,100                 Estee Lauder Co.                                            $    640,423
                                                                                         ------------

                             PERSONAL PRODUCTS - 4.8%
      34,900                 Gillette Co.                                                $  1,111,914
      15,600                 Kimberly-Clark Corp.                                             813,384
                                                                                         ------------
                                                                                         $  1,925,298
                                                                                         ------------
                             TOTAL HOUSEHOLD & PERSONAL PRODUCTS                         $  2,565,721
                                                                                         ------------

                             HEALTH CARE EQUIPMENT & SERVICES - 2.8%
                             HEALTH CARE DISTRIBUTORS - 2.8%
      24,900                 Wyeth, Inc.                                                 $  1,134,195
                                                                                         ------------
                             TOTAL HEALTH CARE EQUIPMENT & SERVICES                      $  1,134,195
                                                                                         ------------

                             PHARMACEUTICALS & BIOTECHNOLOGY - 5.2%
                             BIOTECHNOLOGY - 0.5%
       2,716                 Amgen, Inc.*                                                $    181,918
                                                                                         ------------

                             PHARMACEUTICALS - 4.7%
       6,400                 Merck & Co., Inc.                                           $    387,520
      44,088                 Pfizer, Inc.                                                   1,505,605
                                                                                         ------------
                                                                                         $  1,893,125
                                                                                         ------------
                             TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                       $  2,075,043
                                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

      SHARES                                                                                    VALUE
                             DIVERSIFIED FINANCIALS - 1.3%
                             CONSUMER FINANCE - 1.3%
      12,000                 American Express Co.                                        $    501,720
                                                                                         ------------
                             TOTAL DIVERSIFIED FINANCIALS                                $    501,720
                                                                                         ------------

                             INSURANCE - 6.1%
                             PROPERTY & CASUALTY INSURANCE - 6.1%
         515                 Berkshire Hathaway Inc. (Class B)*                          $  1,251,450
      16,100                 Progressive Corp.*                                             1,176,910
                                                                                         ------------
                             TOTAL INSURANCE                                             $  2,428,360
                                                                                         ------------

                             SOFTWARE & SERVICES - 6.3%
                             APPLICATION SOFTWARE - 3.8%
      24,900                 Microsoft Corp.                                             $    637,689
      20,400                 Symantec Corp.*                                                  894,744
                                                                                         ------------
                                                                                         $  1,532,433
                                                                                         ------------

                             DATA PROCESSING & OUTSOURCED SERVICES - 2.5%
      23,600                 First Data Corp.                                            $    977,984
                                                                                         ------------
                             TOTAL SOFTWARE & SERVICES                                   $  2,510,417
                                                                                         ------------

                             TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
                             COMPUTER HARDWARE - 2.4%
      45,122                 Hewlett-Packard Co.                                         $    961,099
                                                                                         ------------
                             TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                       $    961,099
                                                                                         ------------

                             SEMICONDUCTORS - 0.6%
      11,800                 Intel Corp.                                                 $    245,251
                                                                                         ------------
                             TOTAL SEMICONDUCTORS                                        $    245,251
                                                                                         ------------
                             TOTAL COMMON STOCKS
                             (Cost $23,177,132)                                          $ 24,827,818
                                                                                         ------------

   PRINCIPAL   S&P/MOODY'S
      AMOUNT   RATINGS
                             CORPORATE BONDS - 22.3%
                             MISCELLANEOUS - 0.3%
$    100,000   BBB-/Baa2     Capital One Bank, 4.875%, 5/15/08                           $    102,051
                                                                                         ------------
                             TOTAL MISCELLANEOUS                                         $    102,051
                                                                                         ------------

                             ENERGY - 1.7%
                             INTEGRATED OIL & GAS - 0.7%
      30,000   BBB/Baa2      Occidental Petroleum, 7.65%, 2/15/06                        $     33,897
      40,000   BBB/Baa2      Occidental Petroleum, 6.75%, 1/15/12                              47,567
     125,000   BBB+/Baa1     Marthon Oil Corp., 6.125%, 3/15/12                               140,153
      40,000   A-/A3         Philips Petroleum Co., 8.75%, 5/25/10                             52,062
                                                                                         ------------
                                                                                         $    273,679
                                                                                         ------------

                             OIL & GAS EQUIPMENT AND SERVICES - 0.3%
     100,000   BBB/Baa3      Seacor Smit Inc., 5.875%, 10/1/12                           $    107,244
                                                                                         ------------

                             OIL & GAS REFINING, MARKETING &
                               TRANSPORTATION - 0.7%
     250,000   BBB/Baa2      Valero Energy Corp., 6.875%, 4/15/12                        $    283,393
                                                                                         ------------
                             TOTAL ENERGY                                                $    664,316
                                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

   PRINCIPAL   S&P/MOODY'S
      AMOUNT   RATINGS                                                                          VALUE
                             MATERIALS - 1.7%
                             ALUMINUM - 0.2%
$     60,000   A+/A1         Aloca Inc., 7.375%, 8/1/10                                  $     72,694
                                                                                         ------------

                             DIVERSIFIED METALS & MINING - 0.4%
     125,000   BBB-/Baa3     Inco Ltd., 7.2%, 9/15/32                                    $    137,770
                                                                                         ------------

                             METAL & GLASS CONTAINERS - 0.1%
      40,000   BBB-/Baa3     Tenneco Packaging, 8.125%, 6/15/17                          $     51,614
                                                                                         ------------

                             PAPER PRODUCTS - 0.5%
     200,000   BBB-/Baa3     Abitibi-Consolidated, Inc., 6.95%, 4/1/08                   $    210,496
                                                                                         ------------

                             SPECIALTY CHEMICALS - 0.5%
     100,000   BBB-/Baa3     Polyone Corp., 8.875%, 5/1/12                               $     89,000
     100,000   BBB+/BAA1     Ferro Corp., 9.125%, 1/1/09                                      117,469
                                                                                         ------------
                                                                                         $    206,469
                                                                                         ------------
                             TOTAL MATERIALS                                             $    679,043
                                                                                         ------------

                             CAPITAL GOODS - 1.1%

                             AEROSPACE & DEFENSE - 0.1%
      25,000   B/B3          K&F Industries, 9.625%, 12/15/10                            $     27,750
                                                                                         ------------

                             ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
      75,000   BBB-/Ba1      Thomas & Betts, 7.25%, 6/1/13                               $     75,000
                                                                                         ------------

                             INDUSTRIAL CONGLOMERATES - 0.2%
      55,000   AAA/Aaa       General Electric Capital Corp., 6.125%, 2/22/11             $     62,716
      30,000   AAA/Aaa       General Electric Capital Corp., 6.75%, 3/15/32                    35,087
                                                                                         ------------
                                                                                         $     97,803
                                                                                         ------------

                             INDUSTRIAL MACHINERY - 0.6%
      60,000   A+/A2         Caterpillar Inc., 7.25%, 9/15/09                            $     73,100
     150,000   BBB-/Baa3     Timken Co., 5.75%, 2/15/10                                       157,921
                                                                                         ------------
                                                                                         $    231,021
                                                                                         ------------
                             TOTAL CAPITAL GOODS                                         $    431,574
                                                                                         ------------

                             COMMERCIAL SERVICES & SUPPLIES - 0.4%
                             ENVIRONMENTAL SERVICES - 0.4%
     150,000   BB/BA3        Allied Waste, 8.875%, 1/1/09                                $    156,938
                                                                                         ------------
                             TOTAL COMMERCIAL SERVICES & SUPPLIES                        $    156,938
                                                                                         ------------

                             AUTOMOBILES & COMPONENTS - 1.6%
                             AUTOMOBILE MANUFACTURERS - 1.6%
     400,000   BBB/A3        General Motors Acceptance Corp., 7.2%, 1/15/11              $    403,170
     175,000   BBB+/A2       Ford Motor Credit Co., 5.8%, 1/12/09                             173,925
      50,000   BBB+/A2       Ford Motor Credit Co., 9.14%, 12/30/14                            53,168
                                                                                         ------------
                             TOTAL AUTOMOBILES & COMPONENTS                              $    630,263
                                                                                         ------------

                             HOTELS, RESTAURANTS & LEISURE - 1.5%
                             CASINOS & GAMING - 0.3%
      25,000   B+/B1         Turning Stone, 9.125%, 12/15/10                             $     26,656
      75,000   BBB-/Ba1      Park Place Entertainment, 7.0%, 4/15/13 (144A)                    80,250
                                                                                         ------------
                                                                                         $    106,906
                                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

   PRINCIPAL   S&P/MOODY'S
      AMOUNT   RATINGS                                                                          VALUE
                             HOTELS, RESORTS & CRUISE LINES - 1.2%
$    200,000   BBB-/Ba1      Hilton Hotels, 7.625%, 12/1/12                              $    219,000
     250,000   BBB-/Ba1      Starwood Hotels & Resorts, 7.875%, 5/1/12                        273,750
                                                                                         ------------
                                                                                         $    492,750
                                                                                         ------------
                             TOTAL HOTELS, RESTAURANTS & LEISURE                         $    599,656
                                                                                         ------------

                             MEDIA - 3.1%
                             BROADCASTING & CABLE TV - 1.7%
     250,000   BBB/Baa3      Comcast Cable Corp., 7.125%, 6/15/13                        $    292,094
     100,000   BB+/Ba1       British Sky Broadcasting, 8.2%, 7/15/09                          118,500
     240,000   BBB           Cox Communications, 7.125%, 10/1/12                              286,592
                                                                                         ------------
                                                                                         $    697,186
                                                                                         ------------

                             MOVIES & ENTERTAINMENT - 0.9%
     300,000   BBB+/Baa1     AOL Time Warner, Inc., 6.875%, 5/1/12                       $    342,485
                                                                                         ------------

                             PUBLISHING - 0.5%
     170,000   BBB-/Baa3     News America Inc., 7.3%, 4/30/28                            $    193,044
                                                                                         ------------
                             TOTAL MEDIA                                                 $  1,232,715
                                                                                         ------------

                             RETAILING - 0.3%
                             DEPARTMENT STORES - 0.2%
     100,000   BBB-/Ba3      J.C. Penney, Inc., 8.0%, 3/1/10                             $    104,750
                                                                                         ------------
                             SPECIALTY STORES - 0.1%
      25,000   BBB-/Baa3     Toys "R" Us, Inc., 7.875%, 4/15/13                          $     26,893
                                                                                         ------------
                             TOTAL RETAILING                                             $    131,643
                                                                                         ------------

                             HEALTH CARE EQUIPMENT & SERVICES - 1.3%
                             HEALTH CARE DISTRIBUTORS - 0.3%
     100,000   BB-/B2        Biovail Corp., 7.875%, 4/1/10                               $    106,000
                                                                                         ------------

                             HEALTH CARE EQUIPMENT - 0.3%
     100,000   BBB/Baa3      Beckman Industries, Inc., 7.45%, 3/4/08                     $    117,959
                                                                                         ------------

                             HEALTH CARE FACILITIES - 0.5%
     200,000   BBB-/Ba1      HCA Inc., 6.3%, 10/1/12                                     $    204,472
                                                                                         ------------

                             HEALTH CARE SUPPLIES - 0.2%
     100,000   BBB-/Ba1      Bausch & Lomb, 7.125%, 8/1/28                               $     95,875
                                                                                         ------------
                             TOTAL HEALTH CARE EQUIPMENT & SERVICES                      $    524,306
                                                                                         ------------

                             PHARMACEUTICALS & BIOTECHNOLOGY - 0.1%
                             PHARMACEUTICALS - 0.1%
      40,000   AA-/A1        Pharmacia Corp., 6.6%, 12/1/28                              $     48,556
                                                                                         ------------
                             TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                       $     48,556
                                                                                         ------------

                             BANKS - 0.6%
                             BANKS - 0.2%
      50,000   A/A1          First Union National Bank, 7.8%, 8/18/10                    $     62,038
                                                                                         ------------

                             DIVERSIFIED BANKS - 0.2%
      75,000   A+/Aa2        National Westminster, 7.375%, 10/1/09                       $     91,970
                                                                                         ------------

                             THRIFTS & MORTGAGE FINANCE - 0.2%
     100,000   BBB-/Baa3     Sovereign Bank, 5.125%, 3/15/13                             $    103,273
                                                                                         ------------
                             TOTAL BANKS                                                 $    257,281
                                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

   PRINCIPAL   S&P/MOODY'S
      AMOUNT   RATINGS                                                                          VALUE
                             DIVERSIFIED FINANCIALS - 2.7%
                             CONSUMER FINANCE - 1.7%
$      5,000   BBB-/Baa2     Capital One Bank, 6.875%, 2/1/06                            $      5,365
     400,000   A-/A2         Household Financial, 6.5%, 11/15/08                              459,932
     200,000   BBB+/Baa1     MBNA America Bank NA, 5.375%, 1/15/08                            216,232
                                                                                         ------------
                                                                                         $    681,529
                                                                                         ------------

                             DIVERSIFIED FINANCIAL SERVICES - 0.7%
     100,000   A-Baa3        Brascan Corp., 5.75%, 3/1/10                                $    106,438
     100,000   BBB-/Baa2     PF Export REC, 6.436%, 6/ 1/15 (144A)                            101,250
      50,000   BBB/Baa1      Norfolk Southern Corp., 7.35%, 5/15/07                            58,262
                                                                                         ------------
                                                                                         $    265,950
                                                                                         ------------

                             SPECIALIZED FINANCE - 0.3%
     100,000   B/B2          MDP Acquistitions, 9.625%, 10/1/12                          $    110,500
                                                                                         ------------
                             TOTAL DIVERSIFIED FINANCIALS                                $  1,057,979
                                                                                         ------------

                             INSURANCE - 0.6%
                             LIFE & HEALTH INSURANCE - 0.2%
     100,000   BBB/Baa3      Provident Co., 7.0%, 7/15/18                                $    100,000
                                                                                         ------------

                             PROPERTY & CASUALTY INSURANCE - 0.4%
     150,000   BBB+/Baa2     Berkely, 5.875%, 2/15/13                                    $    159,530
                                                                                         ------------
                             TOTAL INSURANCE                                             $    259,530
                                                                                         ------------

                             REAL ESTATE - 1.1%
                             REAL ESTATE INVESTMENT TRUSTS - 1.1%
     150,000   BBB-/Baa3     Hospitality Properties Trust, 6.75%, 2/15/13                $    159,078
     175,000   BBB-/Ba1      Health Care REIT, Inc., 7.5%, 8/15/07                            186,984
     100,000   BBB-/Baa3     Colonial Realty LP, 6.15%, 4/15/13                               105,866
                                                                                         ------------
                             TOTAL REAL ESTATE                                           $    451,928
                                                                                         ------------

                             TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
                             COMMUNICATIONS EQUIPMENT - 0.4%
     150,000   BB+/Ba3       Rogers Wireless, 9.625%, 5/1/11                             $    172,500
                                                                                         ------------

                             COMPUTER HARDWARE - 1.0%
     250,000   BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                                  $    274,627
     100,000   BB+/Ba1       Unisys Corp., 6.875%, 3/15/10                                    104,000
                                                                                         ------------
                                                                                         $    378,627
                                                                                         ------------

                             TECHNOLOGY DISTRIBUTORS - 0.2%
     100,000   BBB-/Baa3     Arrow Electronic Inc., 6.875%, 7/1/13                       $     99,038
                                                                                         ------------
                             TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                       $    650,165
                                                                                         ------------

                             TELECOMMUNICATION SERVICES - 0.2%
                             INTEGRATED TELECOMMUNICATION SERVICES - 0.2%
      55,000   A+/A2         Verizon Global, 7.75%, 12/1/30                              $     69,656
                                                                                         ------------
                             TOTAL TELECOMMUNICATION SERVICES                            $     69,656
                                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

   PRINCIPAL   S&P/MOODY'S
      AMOUNT   RATINGS                                                                          VALUE
                             UTILITIES - 2.3%
                             ELECTRIC UTILITIES - 2.3%
$    100,000   BBB+/Baa1     Constellation Energy, 7.0%, 4/1/12                          $    116,483
     175,000   BB/Ba2        CMS Panhandle, 6.5%, 7/15/09                                     193,375
     250,000   BBB+/Baa1     Dominion Resources, 5.125%, 12/15/09                             269,453
      50,000   BBB-/Baa2     First Energy Corp., 7.38%, 11/15/31                               56,002
     250,000   BBB+/Baa1     Oncor Electric Delivery, 6.375%, 1/15/15 (144A)                  283,606
                                                                                         ------------
                             TOTAL UTILITIES                                             $    918,919
                                                                                         ------------
                             TOTAL CORPORATE BONDS
                             (Cost $8,223,498)                                           $  8,866,519
                                                                                         ------------

                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.0%

                             GOVERNMENT - 15.0%
   1,931,663   NA/Aaa        Federal Home Loan Mortgage Corp., 6.0%, 1/1/33              $  2,002,825
      80,574   NA/Aaa        Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                    85,183
     361,419   NA/Aaa        Federal National Mortgage Association, 5.5%, 2/1/17              375,491
     110,000   NA/Aaa        Federal National Mortgage Association, 6.125%, 3/15/12           129,728
     175,835   NA/Aaa        Federal National Mortgage Association, 6.5%, 10/1/32             183,366
      31,278   NA/Aaa        Federal National Mortgage Association, 6.5%, 10/1/32              32,618
     151,288   NA/Aaa        Federal National Mortgage Association, 6.5%, 4/1/29              159,716
     312,204   NA/Aaa        Federal National Mortgage Association, 6.5%, 7/1/32              325,575
      51,326   NA/Aaa        Federal National Mortgage Association, 6.5%, 8/1/13               54,189
     103,788   NA/Aaa        Federal National Mortgage Association, 6.5%, 9/1/32              109,660
      72,337   NA/Aaa        Federal National Mortgage Association, 6.5%, 8/1/14               76,354
      10,000   AAA/Aaa       Federal National Mortgage Association, 7.125%, 6/15/10            12,361
     150,000   AAA/Aaa       Freddie Mac, 5.75%, 1/15/12                                      172,585
      78,200   AAA/Aaa       Government National Mortgage Association II, 7.5%, 9/2/29         82,644
     175,482   AAA/Aaa       Government National Mortgage Association, 6.5%, 10/15/28         184,538
     498,657   AAA/Aaa       Government National Mortgage Association, 6.5%, 2/15/29          524,255
      45,000   AAA/Aaa       TSY INFL IX Notes, 3.375%, 1/15/07                                56,209
     470,000   AAA/Aaa       U.S Treasury Notes, 4.0%, 11/15/12                               489,075
     500,000   AAA/Aaa       U.S. Treasury Notes, 5.625%, 5/15/08                             573,203
     300,000   AAA/Aaa       US Treasury Notes, 4.75%, 11/15/08                               332,566
                                                                                         ------------
                                                                                         $  5,962,141
                                                                                         ------------
                             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                             (Cost $5,779,677)                                           $  5,962,141
                                                                                         ------------

                             FOREIGN GOVERNMENT BONDS - 0.4%
     150,000                 Republic of Chile, 5.5%, 1/15/13                            $    158,700
                                                                                         ------------
                             TOTAL FOREIGN GOVERNMENT BONDS
                             (Cost $150,000)                                             $    158,700
                                                                                         ------------
                             TOTAL INVESTMENT IN SECURITIES - 100.0%
                             (Cost $37,330,306)                                          $ 39,815,178
                                                                                         ============

*     Non-income producing security
144A Sescurity is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2003, the value of these securities amounted to $465,106 or 1.1% of total net assets.

   The accompanying notes are an integral part of these financial statements.

PIONEER BALANCED VCT PORTFOLIO                  PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                      5/1/03
                                                                        TO
                                                                     6/30/03
CLASS II (a)                                                       (UNAUDITED)
Net asset value, beginning of period                               $      12.67
                                                                   ------------
Increase from investment operations:
  Net investment income                                            $       0.03
  Net realized and unrealized gain on investments                          0.60
                                                                   ------------
    Net increase from investment operations                        $       0.63
Distributions to shareowners:
  Net investment income                                                   (0.06)
  Net realized gain                                                          --
  Tax return of capital                                                      --
                                                                   ------------
Net increase in net asset value                                    $       0.57
                                                                   ------------
Net asset value, end of period                                     $      13.24
                                                                   ============
Total return*                                                             11.17%
Ratio of net expenses to average net assets+                               1.19%**
Ratio of net investment income to average net assets+                      1.49%**
Portfolio turnover rate                                                      35%**
Net assets, end of period (in thousands)                           $         51
Ratios with reduction for fees paid indirectly:
  Net expenses                                                             1.19%**
  Net investment income                                                    1.49%**

(a) Class II shares were first publically offered on May 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
**  Annualized.

   The accompanying notes are an integral part of these financial statements.

PIONEER BALANCED VCT PORTFOLIO                  PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEETS 6/30/03 (UNAUDITED)

                                                                      PIONEER
                                                                      BALANCED
                                                                   VCT PORTFOLIO
ASSETS:
  Investment in securities, at value (including securities
    loaned of $0) (cost $37,330,306)                               $  39,815,178
  Cash                                                                 1,264,718
  Cash held as collateral for futures contracts                                -
  Foreign currencies, at value
  Receivables -
    Investment securities sold                                                 -
    Fund shares sold                                                          44
    Variation margin                                                           -
    Dividends, interest and foreign taxes withheld                       206,852
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts, open-net               -
  Due from Pioneer Investment Management, Inc.                                 -
  Other                                                                      437
                                                                   -------------
      Total assets                                                 $  41,287,229
                                                                   -------------

LIABILITIES:
    Payables -
    Investment securities purchased                                $      83,711
    Fund shares repurchased                                               82,495
    Dividends                                                                  -
    Upon return for securities loaned                                          -
    Variation margin
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts,                        -
  Due to bank                                                                  -
  Due to affiliates                                                       26,770
  Accrued expenses                                                        31,879
  Other -                                                                      -
                                                                   -------------
      Total liabilities                                            $     224,855
                                                                   -------------

NET ASSETS:
  Paid-in capital                                                  $  45,306,819
  Accumulated net investment income (loss)                                21,302
  Accumulated undistributed net realized gain (loss)                  (6,750,619)
  Net unrealized gain (loss) on:
    Investments                                                        2,484,872
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                         -
                                                                   -------------
    Total net assets                                               $  41,062,374
                                                                   -------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                       $  41,011,274
  Shares outstanding                                                   3,096,009
                                                                   -------------
  Net asset value per share                                        $       13.25
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                       $      51,100
    Shares outstanding                                                     3,859
                                                                   -------------
    Net asset value per share                                      $       13.24

   The accompanying notes are an integral part of these financial statements.

PIONEER BALANCED VCT PORTFOLIO                  PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                      PIONEER
                                                                     BALANCED
                                                                   VCT PORTFOLIO

                                                                    SIX MONTHS
                                                                       ENDED
                                                                      6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $0)                  $     125,953
  Interest (net of foreign taxes withheld of $0)                         455,229
  Income on securities loaned, net                                             -
  Other                                                                        -
                                                                   -------------
      Total investment income                                      $     581,182
                                                                   -------------

EXPENSES:
  Management fees                                                  $     132,207
  Transfer agent fees                                                        669
  Distribution fees (Class II)                                                 4
  Administrative fees                                                     18,596
  Custodian fees                                                          14,615
  Professional fees                                                       12,811
  Printing                                                                11,024
  Fees and expenses of nonaffiliated trustees                                382
  Miscellaneous                                                            5,163
                                                                   -------------
    Total expenses                                                 $     195,471
    Less management fees waived and expenses assumed
     by Pioneer Investment Management, Inc.                                    -
    Less fees paid indirectly                                                  -
                                                                   -------------
    Net expenses                                                   $     195,471
                                                                   -------------
      Net investment income (loss)                                 $     385,711
                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                                    $    (126,155)
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                         -
                                                                   -------------
                                                                   $    (126,155)
                                                                   -------------
  Change in net unrealized gain or loss from:
    Investments                                                    $   3,231,769
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                         -
                                                                   -------------
                                                                   $   3,231,769
                                                                   -------------
  Net gain (loss) on investments, futures contracts
   and foreign currency transactions                               $   3,105,614
                                                                   -------------
  Net increase (decrease) in net assets resulting
   from operations                                                 $   3,491,325
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

PIONEER BALANCED VCT PORTFOLIO                  PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                          PIONEER BALANCED
                                                            VCT PORTFOLIO

                                                     SIX MONTHS
                                                        ENDED           YEAR
                                                      6/30/03          ENDED
                                                     (UNAUDITED)      12/31/02
FROM OPERATIONS:
Net investment income (loss)                        $    385,711    $    807,085
Net realized gain (loss) on investments                 (126,155)     (5,427,861)
Change in net unrealized gain or loss
  on investments, futures contracts and
  foreign currency transactions                        3,231,769      (1,161,669)
                                                    ------------    ------------
    Net increase (decrease) in net assets
      resulting from operations                     $  3,491,325    $ (5,782,445)
                                                    ------------    ------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                           $   (414,411)   $   (838,807)
  Class II                                                  (158)              -
Net realized gain
  Class I                                                      -               -
  Class II                                                     -               -
Tax return of capital
  Class I                                                      -               -
  Class II                                                     -               -
                                                    ------------    ------------
    Total distributions to shareowners              $   (414,569)   $   (838,807)
                                                    ------------    ------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                    $    165,153    $  2,188,541
Reinvestment of distributions                            414,567         838,807
Cost of shares repurchased                            (5,442,731)    (10,447,197)
                                                    ------------    ------------
    Net increase (decrease) in net assets
      resulting from fund share transactions        $ (4,863,011)   $ (7,419,849)
                                                    ------------    ------------
    Net increase (decrease) in net assets           $ (1,786,255)   $(14,041,101)
                                                    ------------    ------------

NET ASSETS:
Beginning of period                                 $ 42,848,629    $ 56,889,730
                                                    ------------    ------------
End of period                                       $ 41,062,374    $ 42,848,629
                                                    ============    ============
Accumulated undistributed/(distributions
  in excess of) net investment income (loss)        $     21,302    $     50,160
                                                    ============    ============

   The accompanying notes are an integral part of these financial statements.

PIONEER BALANCED VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
      (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio
      (Europe Portfolio)
   Pioneer International Value VCT Portfolio
      (International Value Portfolio)
   Pioneer Small Cap Value VCT Portfolio
      (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
      (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio
      (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
      (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio
      (Real Estate Shares Portfolio)
   Pioneer Fund VCT Portfolio
      (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
      (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio
      (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio
      (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio
      (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio
      (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
      (Money Market Portfolio)
   Pioneer Value VCT Portfolio
      (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objectives of Balanced Portfolio are capital growth and current income.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2003, the portfolio had no open futures contracts.

C. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Balanced VCT Portfolio had a capital loss carryforward of $3,686,550, which will expire between 2006 and 2010 if not utilized.

   The Portfolio elected to defer $2,859,248 in capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                            PIONEER
                                           BALANCED
                                         VCT PORTFOLIO
                                             2002
------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                          $     838,807
Long-Term capital gain                               -
                                         -------------
                                         $     838,807

Return of Capital                                    -
                                         -------------
  Total distributions                    $     838,807
                                         =============
DISTRIBUTABLE EARNINGS
(ACCUMULATED LOSSES):
Undistributed ordinary income            $      28,790
Undistributed long-term gain                         -
Unrealized appreciation/(depreciation)        (804,193)
                                         -------------
  Total                                  $    (775,403)
                                         =============

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

D. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

E. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

F. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolios' average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $26,742 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $28 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $0 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                         GROSS             GROSS     NET APPRECIATION/
                                       TAX COST      APPRECIATION      DEPRECIATION   (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Balanced Portfolio                   $ 37,387,602    $  3,052,430       $ (624,854)     $ 2,427,576

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $6,723,245 and $11,557,749, respectively.

The proceeds from sales of long-term U.S. Government obligations for the six months ended June 30, 2003 were $679,094.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                     '03 SHARES       '03 AMOUNT      '02 SHARES       '02 AMOUNT
---------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO
CLASS I:
Shares sold                                7,953     $    104,052        169,730      $   2,188,541
Reinvestment of distributions             32,690          414,411         65,588            838,807
Shares repurchased                      (435,368)      (5,433,238)      (834,080)       (10,447,197)
                                     --------------------------------------------------------------
  Net increase (decrease)               (394,725)    $ (4,914,775)      (598,762)     $  (7,419,849)
                                     ==============================================================
CLASS II:
Shares sold                                4,559     $     61,101              -      $           -
Reinvestment of distributions                 12              156              -                  -
Shares repurchased                          (712)         (51,764)             -                  -
                                     --------------------------------------------------------------
  Net increase                             3,859     $     51,764              -      $           -
                                     ==============================================================

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

* MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   13970-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Balanced VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.